Prepayments	6 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Prepayments

Note 6 — Prepayments

Prepayments consist of the following:

	June 30, 2025 (Audited)	December 31, 2025 (Unaudited)
	SGD	SGD	USD
Hardware product prepayment	—	2,141,712	1,665,536
Total prepayments	—	2,141,712	1,665,536

Prepayments primarily represent advance payments made to hardware vendors pursuant to procurement agreements for the purchase and delivery of hardware and related equipment required for the Company’s business operations and customer projects.

Management expects the remaining hardware to be delivered and the related prepayments to be utilized in accordance with the respective contractual arrangements. Management regularly assesses the recoverability of these prepayments by monitoring vendor performance, delivery progress, contractual rights, ongoing communications with the vendors, and other relevant facts and circumstances. Based on these assessments, management believes the carrying amount of the prepayments is recoverable as of December 31, 2025.